FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Highlights


                                                                       PERIOD ENDED
                                                                       JULY 31, 2000 a
                                                                     ==================
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                                            $10.00
                                                                     ------------------

Income from investment operations:
  Net investment income                                                            .288
  Net realized and unrealized gains                                                .050
                                                                     ------------------
Total from investment operations                                                   .338
                                                                     ------------------

Less distributions from net investment income                                     (.288)
                                                                     ------------------

Net asset value, end of period                                                  $10.05
                                                                     ==================

Total return b                                                                    3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                                               $37,370
Ratios to average net assets:
  Expenses                                                                        1.00% c
  Expenses excluding waiver and payments by affiliate                             2.27% c
  Net investment income                                                           8.62% c
Portfolio turnover rate                                                          11.10%


aFor the period March 24, 2000 (effective date) to July 31, 2000.
bTotal return is not annualized for periods less than one year.
cAnnualized


                       See notes to financial statements.



     FRANKLIN FLOATING RATE MASTER TRUST
     FRANKLIN FLOATING RATE MASTER SERIES
     STATEMENT OF INVESTMENTS, JULY 31, 2000


                                                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------
   a SENIOR FLOATING RATE INERESTS 84.0%
     AUTO PARTS: O.E.M. 4.7%
     SPX Corp., Term Loan B, 8.93%, 12/31/06                                   $ 746,250         $ 749,328
     Tenneco Automotive,
       Term Loan B, 9.82%, 11/04/07                                              500,000           496,656
       Term Loan C, 10.07%, 5/04/08                                              500,000           496,656
                                                                                               -----------
                                                                                                 1,742,640
                                                                                               -----------

     BUILDING MATERIALS 1.3%
     Magnatrax, Term Loan B, 10.12%, 11/15/05                                    498,266           496,553
                                                                                               -----------

     CABLE TELEVISION 9.4%
     Century Cable (Adelphia), Term Loan, 9.73%, 6/30/09                       1,000,000         1,003,819
     Charter Communications CCVIII, Term Loan B, 9.49%, 2/02/08                1,000,000         1,000,417
     Charter Communications Operating LLC, Term Loan B, 9.24%, 3/18/08         1,000,000           999,500
     Pegasus Media & Communications, Term Loan B, 10.18%, 4/30/05                500,000           498,854
                                                                                               -----------
                                                                                                 3,502,590
                                                                                               -----------

     CASINOS/GAMBLING 1.3%
     Isle of Capri,
       Term Loan B, 9.97%, 3/02/06                                               266,000           267,473
       Term Loan C, 10.22-10.44%, 3/02/07                                        233,333           234,039
                                                                                               -----------
                                                                                                   501,512
                                                                                               -----------

     CELLULAR TELEPHONE 8.0%
     Centennial Cellular Operating Co. LLC, Term Loan B, 9.66%, 5/31/07          498,739           499,986
     Dobson Operating Co., Term Loan B, 9.71%, 12/31/07                          497,500           497,863
     Nextel Communications Inc., Term Loan D, 9.81%, 3/31/09                   1,000,000           995,881
     Voicestream Holding LLC, Term Loan B, 9.76%, 2/25/09                      1,000,000           996,406
                                                                                               -----------
                                                                                                 2,990,136
                                                                                               -----------

     CONSUMER SPECIALTIES 1.3%
     Jostens Inc., Term Loan B, 12.00%, 5/31/08                                  500,000           501,615
                                                                                               -----------

     DIVERSIFIED MANUFACTURING 2.7%
     Superior Telecom Inc., Term Loan B, 10.43%, 11/27/05                      1,000,000           996,964
                                                                                               -----------

     ELECTRICAL UTILITIES: SOUTH 2.7%
     AES Texas Funding II, Term Loan, 9.56%, 3/24/01                           1,000,000           997,500
                                                                                               -----------

     ENGINEERING & CONSTRUCTION 2.7%
     Morrison Knudsen Corp., Term Loan B, 9.88%, 7/07/07                       1,000,000           999,375
                                                                                               -----------

     ENVIRONMENTAL SERVICES 3.9%
     Allied Waste Industries Inc.,
       Term Loan B, 9.56-9.75%, 7/30/06                                          681,818           657,026
       Term Loan C, 9.37-9.81%, 7/30/07                                          817,182           787,469
                                                                                               -----------
                                                                                                 1,444,495
                                                                                               -----------

     HOMEBUILDING 2.7%
     Lennar Corp., Term Loan C, 9.18%, 5/02/07                                 1,000,000         1,002,083
                                                                                               -----------

     HOSPITAL/NURSING MANAGEMENT 2.7%
     Iasis Healthcare Corp., Term Loan B, 11.00%, 9/30/06                      1,000,000           995,625
                                                                                               -----------

     HOTELS/RESORTS 5.3%
     Extended Stay America Inc., Term Loan C, 10.12%, 12/31/04                 1,000,000         1,002,500
     Wyndham International Inc., Increasing Rate Loan, 11.93%, 6/05/03         1,000,000           992,750
                                                                                               -----------
                                                                                                 1,995,250
                                                                                               -----------

     MEDICAL SPECIALTIES 2.7%
     Alliance Imaging,
       Term Loan B,  9.94%, 11/30/07                                             447,761           444,403
       Term Loan C, 10.19%, 11/30/08                                             552,239           548,097
                                                                                                   992,500
                                                                                               -----------

     METAL FABRICATIONS 1.4%
     Mueller Group, Term Loan D, 10.83%, 8/16/07                                 498,750           501,555
                                                                                               -----------

     MILITARY/GOVERNMENT/TECHNICAL 1.3%
     Titan Corp., Term Loan C, 11.50%, 2/23/07                                   498,750           500,932
                                                                                               -----------

     MOVIES/ENTERTAINMENT .8%
     Dreamworks Film Trust II, Term Loan B, 9.43%, 1/15/09                       300,000           301,969
                                                                                               -----------

     NON-U.S. UTILITIES 2.7%
     AES EDC Funding, Term Loan, 9.63-9.79%, 9/13/01                           1,000,000           997,500
                                                                                               -----------

     OTHER TELECOMMUNICATIONS 1.3%
     Nextlink Communications  Inc., Term Loan B, 9.94%, 10/31/05                 500,000           501,702
                                                                                               -----------

    PACKAGED FOODS 2.0%
     Merisant Corp., Term Loan B, 9.85%, 3/17/07                                 748,125           751,554
                                                                                               -----------

     PAPER 2.5%
     Stone Container Corp.,
       Term Loan F, 9.94%, 12/31/05                                              376,028           377,086
       Term Loan G, 10.18%, 12/31/06                                             264,756           264,452
       Term Loan H, 10.18%, 12/31/06                                             291,770           291,435
                                                                                               -----------
                                                                                                   932,973
                                                                                               -----------
     PRINTING/FORMS 2.7%
     Mail-Well, Term Loan B, 9.28-9.29%, 2/22/07                                 997,500           997,189
                                                                                               -----------

     RAILROADS 2.0%
     Kansas City Southern Railway Co.,
       Term Loan B, 9.63%, 1/11/07                                               250,000           251,295
       Term Loan Interim, 9.88%, 1/14/01                                         500,000           501,093
                                                                                               -----------
                                                                                                   752,388
                                                                                               -----------

     RENTAL/LEASING COMPANIES 8.0%
     Ashtead Group, Term Loan B, 9.61%, 6/30/07                                1,000,000           998,125
     Rent-Way Inc, Term Loan B, 10.11%, 9/30/06                                1,000,000           998,750
     United Rentals Inc., Term Loan C, 9.16%, 6/30/06                          1,000,000           988,125
                                                                                               -----------
                                                                                                 2,985,000
                                                                                               -----------

     SEMICONDUCTORS 1.3%
     Semiconductor Components, Term Loan D, 9.50%, 8/04/07                       500,000           500,500
                                                                                               -----------

     SPECIALTY CHEMICALS 1.3%
     Sybron Chemicals, Term Loan B, 9.78%, 3/29/07                               498,750           497,919
                                                                                               -----------

     TELECOMMUNICATIONS EQUIPMENT 5.3%
     Crown Castle Operating Co., Term Loan B, 9.37%, 3/15/08                   1,000,000         1,003,036
     Dynatech Corp., Term Loan B, 10.03%, 9/30/07                                996,078           994,709
                                                                                               -----------
                                                                                                 1,997,745
                                                                                               -----------

     TOTAL LONG TERM INVESTMENTS (COST $31,253,246)                                             31,377,764
                                                                                               -----------

                                                                               SHARES
                                                                            ------------

     SHORT TERM INVESTMENTS
   b Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $23,849) 23,849            23,849
                                                                                               -----------

     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $31,277,095)                           31,401,613
                                                                                               -----------

                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                           -------------

   C REPURCHASE AGREEMENT 14.8%
     Joint Repurchase Agreement, 6.547%, 8/1/00, (Maturity Value $5,518,681) $ 5,517,678         5,517,678
     (COST $5,517,678)
       Banc of America Securities LLC (Maturity Value $467,979)
       Barclays Capital Inc. (Maturity Value $467,979)
       Bear, Stearns & Co., Inc. (Maturity Value $267,418)
       Chase Securities Inc. (Maturity Value $467,979)
       Donaldson, Lufkin, & Jenrette Securities Corp. (Maturity Value $467,979)
       Dresdner Kleinwort Benson North America LLC (Maturity Value $467,979)
       Goldman Sachs (Maturity Value $103,494)
       Leham Government Securities (Maturity Value $467,979)
       Nesbit Burns Securities (Maturity Value $467,979)

       Paine Webber Inc. (Maturity Value $467,979)
       Paribas Capital Markets (Maturity Value $467,979)
       Societe Generale (Maturity Value $467,979)
       UBS Warburg (Maturity Value $467,979)
         Collateralized by U.S. Treasury Bills and Notes

                                                                                               -----------
     TOTAL INVESTMENTS (COST $36,794,773)  98.8%                                                36,919,291
     OTHER ASSETS, LESS LIABILITIES 1.2%                                                           450,832
                                                                                               -----------
     NET ASSETS 100.0%                                                                        $ 37,370,123
                                                                                               -----------



   a Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank
     Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.
   b The Franklin Institutional Fiduciary Trust Money Market Portfolio (the
     Sweep Money Fund) is managed by Franklin Advisors, Inc.
   C See Note 1 regarding joint repurchase agreement.


                       See notes to financial statements.



     FRANKLIN FLOATING RATE MASTER TRUST
     FRANKLIN FLOATING RATE MASTER SERIES
     Financial Statements
     STATEMENT OF ASSETS AND LIABILITIES
     JULY 31, 2000


     Assets:
       Investments in securities, at value (cost $31,277,095)                                 $ 31,401,613
       Repurchase agreements, at value and cost                                                  5,517,678
       Cash                                                                                         15,936
       Receivables:
       Capital shares sold                                                                         517,868
       Interest                                                                                    219,671
       Offering costs                                                                               10,646
                                                                                     -------------------------
       Total assets                                                                             37,683,412
                                                                                     -------------------------
     Liabilities:
       Distributions to shareholders                                                               224,968
       Organization Costs                                                                           59,000
       Other liabilities                                                                            29,321
                                                                                     -------------------------
       Total liabilities                                                                           313,289
                                                                                     -------------------------
       Net assets, at value                                                                   $ 37,370,123
                                                                                     =========================
     Net assets consist of:
       Net unrealized appreciation                                                                 124,518
       Accumulated net realized gain                                                                 3,947
       Capital shares                                                                           37,241,658
                                                                                     -------------------------
       Net assets, at value                                                                   $ 37,370,123
                                                                                     =========================
       Net asset value per share ($37,370,123 -:- 3,718,554 shares outstanding)                    $ 10.05
                                                                                     =========================


                           See notes to financial statements.



       FRANKLIN FLOATING RATE MASTER TRUST
       FRANKLIN FLOATING RATE MASTER SERIES
       Financial Statements (continued)
       STATEMENT OF OPERATIONS
       FOR THE PERIOD ENDED JULY 31, 2000A


       Investment income:
       Dividends (Note 3)                                                                         $ 46,290
       Interest                                                                                    692,411
                                                                                     -------------------------
       Total investment income                                                                     738,701
                                                                                     -------------------------
       Expenses:
       Management fees (Note 3)                                                                     63,351
       Administrative fees (Note 3)                                                                 11,879
       Custodian fees                                                                                  818
       Registration and filing fees                                                                    105
       Professional fees                                                                            43,003
       Organization costs                                                                           59,000
       Amortization of offering costs (Note 1)                                                       5,324
       Other                                                                                         2,753
                                                                                     -------------------------
       Total expenses                                                                              186,233
       Expenses waived/paid by affiliate (Note 3)                                                 (107,042)
                                                                                     -------------------------
       Net expenses                                                                                 79,191
                                                                                     -------------------------
       Net investment income                                                                       659,510
                                                                                     -------------------------
       Realized and unrealized gains:
       Net realized gain from investments                                                            3,947
       Net unrealized appreciation on investments                                                  124,518
                                                                                     -------------------------
       Net realized and unrealized gain                                                            128,465
                                                                                     -------------------------
       Net increase in net assets resulting from operations                                      $ 787,975
                                                                                     =========================


     a For the period March 24, 2000 (effective date) to July 31, 2000.


                       See notes to financial statements.



     FRANKLIN FLOATING RATE MASTER TRUST
     FRANKLIN FLOATING RATE MASTER SERIES
     Financial Statements (continued)
     STATEMENT OF CHANGES IN NET ASSETS
     FOR THE PERIOD ENDED JULY 31, 2000B


     Increase (decrease) in net assets:
     Operations:
     Net investment income                                                                       $ 659,510
     Net realized gain from investments                                                              3,947
     Net unrealized appreciation on investments                                                    124,518
                                                                                     -------------------------
     Net increase in net assets resulting from operations                                          787,975
     Distributions to shareholders from net investment income                                     (659,510)
     Capital share transactions (Note 2)                                                        37,241,658
                                                                                     -------------------------
     Net increase in net assets                                                                 37,370,123
     Net assets (there is no undistributed net investment income at the beginning or end of period)
     Beginning of period                                                                                 -
                                                                                     -------------------------
     End of period                                                                            $ 37,370,123
                                                                                     =========================


   b For the period March 24, 2000 (effective date) to July 31, 2000.


                       See notes to financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)
Statement of Cash Flows
for the period ended July 31, 2000


Cash flow from operating activities:
    Dividends, interest and facility fees received                                 $ 512,445
    Operating expenses paid                                                           (1,516)
                                                                                --------------
       Cash provided - operations                                                    510,929
                                                                                ==============

Cash flow from investing activities:
    Investment purchases                                                         (39,130,480)
    Investment sales and maturities                                                2,346,239
                                                                                --------------
       Cash used - investments                                                   (36,784,241)
                                                                                ==============

Cash flow from financing activities:
    Distributions to shareholders                                                   (434,542)
    Net proceeds from capital shares sold                                         36,723,790
                                                                                --------------
       Cash provided - financing activities                                       36,289,248
                                                                                ==============

Net increase in cash                                                                  15,936
                                                                                --------------
    Cash at beginning of period                                                            -
                                                                                --------------
    Cash at end of period                                                           $ 15,936
                                                                                ==============


Reconciliation of Net Investment Income to Net Cash Provided by Operating Activities
for the period ended July 31, 2000


Net investment income                                                              $ 659,510
    Amortization income                                                               (6,585)
    Payable of organization costs                                                     59,000
    Increase in interest receivable and offering costs                              (230,317)
    Increase in other liabilities                                                     29,321
                                                                                --------------
Cash provided - operations                                                         $ 510,929
                                                                                ==============

                       See notes to financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund), shares of which are issued in private placements and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES:

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. OFFERING COSTS:

Offering costs are amortized on a straight-line basis over twelve months.

E.  ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F.    JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At July 31, 2000, all repurchase agreements had been entered into on that date.

2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends.

At July 31, 2000, there were an unlimited number of shares authorized ($.01 par value). For the period March 24, 2000 (effective date) through July 31, 2000, the Fund sold 3,718,554 shares for a net amount of $37,241,658.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays administrative fees to FT Services based on the net assets of the Fund as follows:

      ANNUALIZED
      FEE RATE     AVERAGE DAILY NET ASSETS
      -------------------------------------------------
      .150%        First $200 million
      .135%        Over $200 million, up to and including $700 million
      .100%        Over $700 million, up to and including $1.2 billion
      .075%        In excess of $1.2 billion

Advisers agreed in advance to waive administrative fees, management fees and assume payments of other expenses for the Fund, as noted in the Statement of Operations.

At July 31, 2000, the shares of the Franklin Floating Rate Master Series were owned by the following entities:


                                                          PERCENTAGE OF
                                                           OUTSTANDING
                                            SHARES           SHARES
                                         -----------------------------
      Franklin Floating Rate Fund, PLC     1,718,554        46.21%
      Franklin Resources, Inc.             1,500,000        40.34%
      Templeton Investment Counsel, Inc.     500,000        13.45%


The Fund earned dividend income of $46,290 from its investment in the Sweep Money Fund.


4. INCOME TAXES

At July 31, 2000, the unrealized appreciation based on the cost of investments for income tax purposes of $36,794,773 was as follows:

     Unrealized appreciation                      $    141,494
     Unrealized depreciation                           (16,976)
                                                 ---------------
     Net unrealized appreciation                  $    124,518
                                                 ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended July 31, 2000 aggregated $33,588,953 and $2,343,739, respectively.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Independent Auditors' Report

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Trust ("the Trust") at July 31, 2000, the results of its operations, cash flows, the changes in its net assets, and the financial highlights for the period March 24, 2000 (effective date) to July 31, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


San Francisco, California
September 6, 2000